Note 27 - Segmented Information - Operating Segments (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative expenses	Selling, general and administrative expenses